Subsequent Events (Details)							1 Months Ended					6 Months Ended	12 Months Ended
	Aug. 01, 2022	Jul. 29, 2022 $ / shares	Apr. 05, 2022	Mar. 07, 2022 USD ($)	Mar. 03, 2022 USD ($)	Mar. 01, 2022	Nov. 30, 2022	Jul. 25, 2022 USD ($) $ / shares shares	May 31, 2022 $ / shares	Jun. 17, 2021 USD ($)	Sep. 15, 2020 shares	Jun. 30, 2022 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 AUD ($) shares
Subsequent Events (Details) [Line Items]
Warrants purchase shares | shares											331,456		19,950	19,950
Conversion price | $ / shares									$ 1
Warrants exercise prices | $ / shares									$ 0.96
Common stock shares to consultants | shares												55,000	183,590	183,590
Note conversion, description													Subsequent to December 31, 2021, a total of $168,850 in principal of convertible notes converted into 109,435 shares of common stock.	Subsequent to December 31, 2021, a total of $168,850 in principal of convertible notes converted into 109,435 shares of common stock.
Net proceeds										$ 2,213,500				$ 224,540
One Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Net proceeds													$ 300,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal amount								$ 2,150,000
Per share | $ / shares								$ 1,075,000
Warrants purchase shares | shares								2,000,000
Securities purchase agreement , description								The Warrants are immediately exercisable for a term of five years until July 25, 2027. The Series E Warrants are exercisable at an exercise price of $3.00, subject to adjustment upon certain events including a one-time adjustment to the price of the Common Stock offered in the Rights Offering, with such adjusted exercise price not to be lower than $1.01. The Series F Warrants are exercisable at an exercise price of $6.00 subject to adjustment upon certain events including a one-time adjustment to the price of the Common Stock offered in the Rights Offering, with such adjusted exercise price not to be lower than $1.01. The Warrants provide for cashless exercise to the extent that there is no registration statement available for the underlying shares of Common Stock. The shares underlying the Debentures, the Series E Warrants and the Series F Warrants are to be registered within 90 days of the Effective Date.
Conversion price | $ / shares		$ 1.25
Warrants exercise prices | $ / shares		$ 1.01
Registered direct offering, description	On August 1, 2022 the Company entered into a Membership Interest Purchase (the “Agreement”) with Zachary Shenkman, Wuseok Jung, Wesley Petry, Nicholas Scibilia, Gary Rettig, Brandon Fallin (collectively the “Sellers”), whereby the Company purchased a majority stake in Orbit Media LLC, a New York limited liability company whose product is an app-based stock trading platform designed to empower a new generation of investors, providing users with a like-minded community as well as access to tools, content, and other resources to learn, train, and excel in the financial markets. Pursuant to the Agreement, Creatd acquired fifty one percent (51%) of the issued and outstanding membership interests of Orbit Media LLC for consideration of forty-four thousand dollars ($44,000) in cash and 57,576 shares of the Company’s Common Stock.
Forecast [Member]
Subsequent Events (Details) [Line Items]
Securities purchase agreement , description						On March 1, 2022, the Company entered into securities purchase agreements with twenty-eight accredited investors whereby, at the closing, such investors purchased from the Company an aggregate of 1,401,457 shares of the Company’s common stock and (ii) 1,401,457 warrants to purchase shares of common stock, for an aggregate purchase price of $2,452,550. Such warrants are exercisable for a term of five-years from the date of issuance, at an exercise price of $1.75 per share.	The debentures have an original issue discount of 10%, have a maturity date of November 30, 2022, may be extended by six months at the Company’s option subject to certain conditions, and are convertible into shares of Common Stock at a conversion price of $2.00 per share, subject to adjustment upon certain events including a one-time adjustment to the price of the Common Stock offered in the Rights Offering (as defined therein), with such adjusted conversion price not to be lower than $1.25.
Registered direct offering, description				On March 7, 2022, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with thirteen accredited investors resulting in the raise of $2,659,750 in gross proceeds to the Company. Pursuant to the terms of the Purchase Agreement, the Company agreed to sell in a registered direct offering an aggregate of 1,519,857 shares of the Company’s common stock together with warrants to purchase an aggregate of 1,519,857 shares of Common Stock at an exercise price of $1.75 per share. The warrants are immediately exercisable and will expire on March 9, 2027.
Certain debts and liabilities				$ 278,163
Settlement total					$ 799,000
Note principal					660,000
Accrued interest					$ 139,000
Employment agreements, description			On April 5, 2022, upon the recommendation of the Compensation Committee of the Board, the Board approved employment agreements with, and equity issuances for, (i) Jeremy Frommer, Executive Chairman, who will receive (a) an signing award of $80,000, (b) an annual salary of $420,000; (c) 121,000 options, to vest immediately with a strike price of $1.75, and (d) 50,000 shares of the Company’s restricted common stock; (ii) Laurie Weisberg, Chief Executive Officer, who will receive (a) an annual salary of $475,000; (b) 121,000 options, to vest immediately with a strike price of $1.75, and (c) 50,000 shares of the Company’s restricted common stock; (iii) Justin Maury, Chief Operating Officer & President, who will receive (a) an annual salary of $475,000 (b) 81,000 options, to vest immediately with a strike price of $1.75, and (c) 50,000 shares of the Company’s restricted common stock; and (iv) Chelsea Pullano, Chief Financial Officer, who will receive (a) an annual salary of $250,000; (b) 37,000 options, to vest immediately with a strike price of $1.75, and (c) 35,000 shares of the Company’s restricted common stock (collectively, the “Executive Employment Arrangements”).